Reportable segments	12 Months Ended
Dec. 31, 2019
Disclosure of entity's operating segments [Abstract]
Disclosure Of Entitys Reportable Segments Explanatory [Text Block]
Note 25   Reportable segments

25.1

Reportable segments

(a)	General information:

The amount of each item presented in each operating segment is equal to that reported to the highest authority that makes decisions regarding the operation, in order to decide on the allocation of resources to the defined segments and to assess its performance.

These operating segments mentioned are consistent with the way the Company is managed and how results will be reported by the Company. These segments reflect separate operating results that are regularly reviewed by the executive responsible for operational decisions in order to make decisions about the resources to be allocated to the segment and assess its performance (See Note 25.2).

The performance of each segment is measured based on net income and revenues. Inter-segment sales are made using terms and conditions at current market rates.

(b)	Factors used to identify segments on which a report should be presented:

The segments covered in the report are strategic business units that offer different products and services. These are managed separately because each business requires different technology and marketing strategies.

(c)	Description of the types of products and services from which each reportable segment obtains its income from ordinary activities

The operating segments, which obtain income from ordinary activities, generate expenses and have its operating results reviewed on a regular basis by the highest authority who makes decisions regarding operations, relate to the following groups of products:

1.

Specialty plant nutrients
2.

Iodine and its derivatives
3.

Lithium and its derivatives
4.

Industrial chemicals
5.

Potassium
6.

Other products and services

(d)	Description of income sources for all the other segments

Information regarding assets, liabilities, profits and expenses that cannot be assigned to the segments indicated above, due to the nature of production processes, is included under the "Unallocated amounts” category of the disclosed information.

(e)	Basis of accounting for transactions between reportable segments

Inter-segment sales are made under the same conditions as sales to third parties and are measured consistently as presented in the statement of income.

(f)
Description of the nature of the differences between measurements of results of reportable segments and the result of the entity before the expense or income tax expense of incomes and discontinued operations

The information reported in the segments is extracted from the Company’s consolidated financial statements and therefore there is no need to prepare reconciliations between the data mentioned above and those reported in the respective segments, according to what is stated in paragraph 28 of IFRS 8, "Operating Segments".

For the allocation of inventory valuation costs, we identify the direct expenses (can be directly allocated to products) and the common expenses (belong to coproduction processes, for example common leaching expenses for production of Iodine and Nitrates), Direct costs are directly allocated to the product and the common costs are distributed according to percentages that consider different variables in their determination, such as margins, rotation of inventories, revenue, production and etc
.

The allocation of other common costs that are not included in the inventory valuation process, but go straight to the cost of sales, use similar criteria: the costs associated with a product or sales in particular are assigned to that particular product or sales, and the common costs associated with different products or business lines are allocated according to the sales.

(g)	Description of the nature of the differences between measurements of assets of reportable segments and the Company´s assets

Assets are not shown classified by segments, as this information is not readily available, Some of these assets are not separable by the type of activity by which they are affected since this information is not used by management in decision-making with respect to resources to be allocated to each defined segment. All assets are disclosed in the "unallocated amounts" category.

(h)	Description of the nature of the differences between measurements of liabilities of reportable segments and the Company’s liabilities

Liabilities are not shown classified by segments, as this information is not readily available, Some of these liabilities are not separable by the type of activity by which they are affected, since this information is not used by management in decision-making regarding resources to be allocated to each defined segment. All liabilities are disclosed in the "unallocated amounts" category.

25.2

Reportable segment disclosures:

Operating segments for the year ended December 31, 2019	Specialty plant nutrients	Iodine and its derivatives	Lithium and its derivatives	Industrial chemicals	Potassium	Other products and services	Reportable segments	Operating segments	Unallocated amounts	Total as of December 31, 2019
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Revenue	723,920	371,020	505,714	94,875	212,151	35,975	1,943,655	1,943,655	-	1,943,655
Revenues from transactions with other operating segments of the same entity	-	-	-	-	-	-	-	-	-	-
Revenues	723,920	371,020	505,714	94,875	212,151	35,975	1,943,655	1,943,655	-	1,943,655
Costs of sales	(573,808)	(230,468)	(306,250)	(63,590)	(176,199)	(33,288)	(1,383,603)	(1,383,603)	-	(1,383,603)
Administrative expenses	-	-	-	-	-	-	-	-	(117,180)	(117,180)
Interest expense	-	-	-	-	-	-	-	-	(76,939)	(76,939)
Depreciation and amortization expense	(68,007)	(43,533)	(45,443)	(6,885)	(37,862)	(534)	(202,264)	(202,264)	-	(202,264)
The entity’s interest in the profit or loss of associates and joint ventures accounted for by the equity method	-	-	-	-	-	-	-	-	9,786	9,786
Income tax expense, continuing operations	-	-	-	-	-	-	-	-	(110,019)	(110,019)
Income (loss) before taxes	150,112	140,552	199,464	31,285	35,952	2,687	560,052	560,052	(169,430)	390,622
Net profit	150,112	140,552	199,464	31,285	35,952	2,687	560,052	560,052	(279,449)	280,603
Assets	-	-	-	-	-	-	-	-	4,684,151	4,684,151
Equity-accounted investees	-	-	-	-	-	-	-	-	109,435	109,435
Incorporation of non-current assets other than financial instruments, deferred tax assets, net defined benefit assets and rights arising from insurance contracts	-	-	-	-	-	-	-	-	124,569	124,569
Increase of non-current assets	-	-	-	-	-	-	-	-	-	-
Liabilities	-	-	-	-	-	-	-	-	2,549,679	2,549,679
Impairment loss recognized in profit or loss	-	-	-	-	-	-	-	-	(1,057)	(1,057)
Reversal of impairment losses recognized in profit or loss for the period	-	-	-	-	-	-	-	-	-	-
Cash flows from (used in) operating activities	-	-	-	-	-	-	-	-	426,971	426,971
Cash flows from (used in) investing activities	-	-	-	-	-	-	-	-	(485,471)	(485,471)
Cash flows from (used in) financing activities	-	-	-	-	-	-	-	-	105,896	105,896

Operating segments for the year ended December 31, 2018	Specialty plant nutrients	Iodine and its derivatives	Lithium and its derivatives	Industrial chemicals	Potassium	Other products and services	Reportable segments	Operating segments	Unallocated amounts	Total as of December 31, 2018
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Revenue	781,751	324,972	734,801	108,267	267,474	48,538	2,265,803	2,265,803	-	2,265,803
Revenues from transactions with other operating segments of the same entity	-	-	-	-	-	-	-	-	-	-
Revenues	781,751	324,972	734,801	108,267	267,474	48,538	2,265,803	2,265,803	-	2,265,803
Costs of sales	(613,267)	(217,464)	(316,875)	(72,964)	(217,386)	(47,675)	(1,485,631)	(1,485,631)	-	(1,485,631)
Administrative expenses	-	-	-	-	-	-	-	-	(118,126)	(118,126)
Interest expense	-	-	-	-	-	-	-	-	(57,807)	(57,807)
Depreciation and amortization expense	(79,061)	(42,438)	(42,283)	(8,454)	(47,940)	(651)	(220,827)	(220,827)	-	(220,827)
The entity’s interest in the profit or loss of associates and joint ventures accounted for by the equity method	-	-	-	-	-	-	-	-	6,351	6,351
Income tax expense, continuing operations	-	-	-	-	-	-	-	-	(178,975)	(178,975)
Income (loss) before taxes	168,484	107,508	417,926	35,303	50,088	863	780,172	780,172	(159,134)	621,038
Net income (loss)profit	168,484	107,508	417,926	35,303	50,088	863	780,172	780,172	(338,109)	442,063
Assets	-	-	-	-	-	-	-	-	4,268,094	4,268,094
Equity-accounted investees	-	-	-	-	-	-	-	-	111,549	111,549
Incorporation of non-current assets other than financial instruments, deferred tax assets, net defined benefit assets and rights arising from insurance contracts	-	-	-	-	-	-	-	-	(15,028)	(15,028)
Increase of non-current assets	-	-	-	-	-	-	-	-	-	-
Liabilities	-	-	-	-	-	-	-	-	2,130,292	2,130,292
Impairment loss recognized in profit or loss	-	-	-	-	-	-	-	-	2,967	2,967
Reversal of impairment losses recognized in profit or loss for the period	-	-	-	-	-	-	-	-	-	-
Cash flows from (used in) operating activities	-	-	-	-	-	-	-	-	524,839	524,839
Cash flows from (used in) investing activities	-	-	-	-	-	-	-	-	(187,004)	(187,004)
Cash flows from (used in) financing activities	-	-	-	-	-	-	-	-	(387,313)	(387,313)

Operating segments for the year ended December 31, 2017	Specialty plant nutrients	Iodine and its derivatives	Lithium and its derivatives	Industrial chemicals	Potassium	Other products and services	Reportable segments	Operating segments	Unallocated amounts	Total as of December 31, 2017
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Revenue	697,251	252,123	644,573	135,578	379,326	48,472	2,157,323	2,157,323	-	2,157,323
Revenues from transactions with other operating segments of the same entity	-	-	-	-	-	-	-	-	-	-
Revenues	697,251	252,123	644,573	135,578	379,326	48,472	2,157,323	2,157,323	-	2,157,323
Costs of sales	(555,356)	(199,808)	(189,242)	(91,753)	(313,690)	(44,973)	(1,394,822)	(1,394,822)	-	(1,394,822)
Administrative expenses	-	-	-	-	-	-	-	-	(101,171)	(101,171)
Interest expense	-	-	-	-	-	-	-	-	(50,124)	(50,124)
Depreciation and amortization expense	(73,702)	(44,252)	(18,036)	(16,050)	(88,130)	(356)	(240,526)	(240,526)	-	(240,526)
The entity’s interest in the profit or loss of associates and joint ventures accounted for by the equity method	-	-	-	-	-	-	-	-	14,452	14,452
Income tax expense, continuing operations	-	-	-	-	-	-	-	-	(166,173)	(166,173)
Income (loss) before taxes	141,895	52,315	455,331	43,825	65,636	3,499	762,501	762,501	(167,911)	594,590
Net income (loss)profit	141,895	52,315	455,331	43,825	65,636	3,499	762,501	762,501	(334,084)	428,417
Assets	-	-	-	-	-	-	-	-	4,296,236	4,296,236
Equity-accounted investees	-	-	-	-	-	-	-	-	152,630	152,630
Incorporation of non-current assets other than financial instruments, deferred tax assets, net defined benefit assets and rights arising from insurance contracts	-	-	-	-	-	-	-	-	-	-
Increase of non-current assets	-	-	-	-	-	-	-	-	-	-
Liabilities	-	-	-	-	-	-	-	-	2,048,768	2,048,768
Impairment loss recognized in profit or loss	(15,025)	335	1,112	(3,546)	(240)	(219)	(17,583)	(17,583)	(14,316)	(31,899)
Reversal of impairment losses recognized in profit or loss for the period	-	-	-	-	-	-	-	-	-	-
Cash flows from (used in) operating activities	-	-	-	-	-	-	-	-	758,272	758,272
Cash flows from (used in) investing activities	-	-	-	-	-	-	-	-	(248,067)	(248,067)
Cash flows from (used in) financing activities	-	-	-	-	-	-	-	-	(411,920)	(411,920)

25.3

Statement of comprehensive income classified by reportable segments based on groups of products

Items in the statement of comprehensive income as of December 31, 2019	Specialty plant nutrients	Iodine and its derivatives	Lithium and its derivatives	Industrial chemicals	Potassium	Other products and services	Corporate Unit	Total segments and Corporate unit
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Revenue	723,920	371,020	505,714	94,875	212,151	35,975	-	1,943,655
Cost of sales	(573,808)	(230,468)	(306,250)	(63,590)	(176,199)	(33,288)	-	(1,383,603)
Gross profit	150,112	140,552	199,464	31,285	35,952	2,687	-	560,052
Other income by function	-	-	-	-	-	-	18,218	18,218
Administrative expenses	-	-	-	-	-	-	(117,180)	(117,180)
Other expenses by function	-	-	-	-	-	-	(25,995)	(25,995)
Impairment of gains and review of impairment losses (impairment losses) determined in accordance with IFRS 9	-	-	-	-	-	-	(1,057)	(1,057)
Other gains (losses)	-	-	-	-	-	-	(383)	(383)
Financial income	-	-	-	-	-	-	26,289	26,289
Financial costs	-	-	-	-	-	-	(76,939)	(76,939)
interest in the profit or loss of associates and joint ventures accounted for by the equity method	-	-	-	-	-	-	9,786	9,786
Exchange differences	-	-	-	-	-	-	(2,169)	(2,169)
Profit (loss) before taxes	150,112	140,552	199,464	31,285	35,952	2,687	(169,430)	390,622
Income tax expense	-	-	-	-	-	-	(110,019)	(110,019)
Net profit (loss)	150,112	140,552	199,464	31,285	35,952	2,687	(279,449)	280,603

Items in the statement of comprehensive income as of December 31, 2018	Specialty plant nutrients	Iodine and its derivatives	Lithium and its derivatives	Industrial chemicals	Potassium	Other products and services	Corporate Unit	Total segments and Corporate unit
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Revenue	781,751	324,972	734,801	108,267	267,474	48,538	-	2,265,803
Cost of sales	(613,267)	(217,464)	(316,875)	(72,964)	(217,386)	(47,675)	-	(1,485,631)
Gross profit	168,484	107,508	417,926	35,303	50,088	863	-	780,172
Other incomes by function	-	-	-	-	-	-	32,048	32,048
Administrative expenses	-	-	-	-	-	-	(118,126)	(118,126)
Other expenses by function	-	-	-	-	-	-	(36,907)	(36,907)
Impairment of gains and review of impairment losses (impairment losses) determined in accordance with IFRS 9	-	-	-	-	-	-	2,967	2,967
Other gains (losses)	-	-	-	-	-	-	6,404	6,404
Financial income	-	-	-	-	-	-	22,533	22,533
Financial costs	-	-	-	-	-	-	(57,807)	(57,807)
interest in the profit or loss of associates and joint ventures accounted for by the equity method	-	-	-	-	-	-	6,351	6,351
Exchange differences	-	-	-	-	-	-	(16,597)	(16,597)
Profit (loss) before taxes	168,484	107,508	417,926	35,303	50,088	863	(159,134)	621,038
Income tax expense	-	-	-	-	-	-	(178,975)	(178,975)
Net profit (loss)	168,484	107,508	417,926	35,303	50,088	863	(338,109)	442,063

Items in the statement of comprehensive income as of December 31, 2017	Specialty plant nutrients	Iodine and its derivatives	Lithium and its derivatives	Industrial chemicals	Potassium	Other products and services	Corporate Unit	Total segments and Corporate unit
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Revenue	623,853	231,144	514,627	104,137	403,323	62,238	-	1,939,322
Cost of sales	(478,074)	(191,298)	(175,616)	(67,378)	(359,477)	(56,442)	-	(1,328,285)
Gross profit	145,779	39,846	339,011	36,759	43,846	5,796	-	611,037
Other incomes by function	-	-	-	-	-	-	15,202	15,202
Administrative expenses	-	-	-	-	-	-	(88,436)	(88,436)
Other expenses by function	-	-	-	-	-	-	(82,533)	(82,533)
Impairment of gains and review of impairment losses (impairment losses) determined in accordance with IFRS 9	-	-	-	-	-	-	7,198	7,198
Other gains (losses)	-	-	-	-	-	-	679	679
Financial income	-	-	-	-	-	-	10,129	10,129
Financial costs	-	-	-	-	-	-	(57,498)	(57,498)
interest in the profit or loss of associates and joint ventures accounted for by the equity method	-	-	-	-	-	-	13,047	13,047
Exchange differences	-	-	-	-	-	-	460	460
Net profit (loss) before taxes	145,779	39,846	339,011	36,759	43,846	5,796	(181,752)	429,285
Income tax expense	-	-	-	-	-	-	(132,965)	(132,965)
Net profit (loss)	145,779	39,846	339,011	36,759	43,846	5,796	(314,717)	296,320
25.4

Disclosures on geographical areas

As indicated in paragraph 33 of IFRS 8, the entity discloses geographical information on its revenue from operating activities with external customers and from non-current assets that are not financial instruments, deferred income tax assets, assets related to post-employment benefits or rights derived from insurance contracts.

25.5

Disclosures on main customers

With respect to the degree of dependency of the Company on its customers, in accordance with paragraph 34 of IFRS 8, the Company has no external customers who individually represent 10% or more of its revenue. Credit risk concentrations with respect to trade and other accounts receivable are limited due to the significant number of entities in the Company’s portfolio and its worldwide distribution. The Company’s policy requires guarantees (such as letters of credit, guarantee clauses and others) and/or to maintain insurance policies for certain accounts as deemed necessary by the Company’s Management.

Items as of December 31, 2019	Chile	Latin America and the Caribbean	Europe	North America	Asia and others	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Revenue	211,857	161,928	393,764	451,272	724,834	1,943,655
Investment accounted for under the equity method	-	(5,175)	42,243	14,669	57,698	109,435
Intangible assets other than goodwill	106,910	420	1,397	2,683	76,948	188,358
Goodwill	23,205	-	11,521	-	-	34,726
Property, plant and equipment, net	1,559,080	513	6,241	8,333	32,903	1,607,070
Other non-current assets	20,321	28	4	(624)	-	19,729
Non-current assets	1,709,516	(4,214)	61,406	25,061	167,549	1,959,318

Items as of December 31, 2018	Chile	Latin America and the Caribbean	Europe	North America	Asia and others	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Revenue	189,349	180,189	479,664	471,515	945,086	2,265,803
Investment accounted for under the equity method	(6,588)	-	61,256	16,115	40,766	111,549
Intangible assets other than goodwill	110,544	1,215	238	152	77,201	189,350
Goodwill	22,535	86	11,521	724	-	34,866
Property, plant and equipment, net	1,445,349	347	4,451	3,098	1,578	1,454,823
Other non-current assets	17,111	23	-	(892)	11,297	27,539
Non-current assets	1,588,951	1,671	77,466	19,197	130,842	1,818,127

25.6

Property, plant and equipment classified by geographical areas

The company's main production facilities are located near their mines and extraction facilities in northern Chile. The following table presents the main production facilities as of December 31, 2019 and December 31, 2018:

	Location		Products

-	Pedro de Valdivia	:	Production of iodine and nitrate salts
-	María Elena	:	Production of iodine and nitrate salts
-	Coya Sur	:	Production of nitrate salts
-	Nueva Victoria	:	Production of iodine and nitrate salts
-	Salar de Atacama	:	Potassium chloride, lithium chloride, boric acid and potassium sulfate
-	Salar del Carmen	:	Production of lithium carbonate and lithium hydroxide
-	Tocopilla	:	Port facilities